CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	CAD ($) shares	Restricted share units CAD ($) shares	Performance share units CAD ($)	Performance share units shares	Performance share units Share	SHARE CAPITAL CAD ($)	SHARE CAPITAL Restricted share units CAD ($)	SHARE CAPITAL Performance share units CAD ($)	EQUITY RESERVES CAD ($)	EQUITY RESERVES Restricted share units CAD ($)	EQUITY RESERVES Performance share units CAD ($)	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME CAD ($)	ACCUMULATED DEFICIT CAD ($)
Number of shares outstanding at beginning of period (in shares) at Sep. 30, 2023 | shares	81,161,630
Equity at beginning of period at Sep. 30, 2023	$ 271,623					$ 776,906			$ 33,404			$ (159)	$ (538,528)
Unit financing, net of issue costs (in shares) | shares	8,901,000
Unit financing, net of issuance costs (Note 14 (iii))	$ 19,157					19,157
Private placement (in shares) | shares	17,322,915
Private placement (Note 14 (iii))	$ 53,365					53,365
Share-based compensation (Note 14 (iv))	$ 7,182								7,182
Exercise of stock options (in shares) | shares	3,942
Exercise of stock options (Note 14 (iii))	$ 6					11			(5)
Exercised of restricted share units or performance share units (in shares)		1,193,789		2,216	2,216
Exercise of restricted share units or performance share units, increase (decrease)		$ 0	$ 0				$ 3,430	$ 22		$ (3,430)	$ (22)
Net loss	(45,440)												(45,440)
Other comprehensive loss	$ 96											96
Number of shares outstanding at end of period (in shares) at Sep. 30, 2024 | shares	108,585,492
Equity at end of period at Sep. 30, 2024	$ 305,989					852,891			37,129			(63)	(583,968)
Shares issued related to business combination, net of costs (in shares) | shares	17,233,950
Shares issued related to business combination, net of issue costs of $71 (Note 14 (iii) and Note 26)	$ 39,050					39,050
Private placement (in shares) | shares	7,562,447
Private placement (Note 14 (iii))	$ 23,963					23,963
Share-based compensation (Note 14 (iv))	$ 4,217								4,217
Exercise of stock options (in shares) | shares	2,500
Exercise of stock options (Note 14 (iii))	$ 4					11			(7)
Exercised of restricted share units or performance share units (in shares)		1,063,473		13,167	13,167
Exercise of restricted share units or performance share units, increase (decrease)		$ 0	$ 0				$ 3,841	$ 152		$ (3,841)	$ (152)
Net loss	(24,759)												(24,759)
Other comprehensive loss	$ 666											666
Number of shares outstanding at end of period (in shares) at Sep. 30, 2025 | shares	134,461,029
Equity at end of period at Sep. 30, 2025	$ 349,130					$ 919,908			$ 37,346			$ 603	$ (608,727)